Debt - Additional Information (Details) - USD ($) $ in Millions	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Write off of unamortized debt discount	$ 87	$ 0	$ 0	$ 87	$ 0